Share-Based Payments - Schedule of Weighted-Average Grant Date Fair Value of the Rsus Granted (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares
Restricted share units [member]
Schedule of Weighted-Average Grant Date Fair Value of the Rsus Granted [Line Items]
Number of shares, beginning balance		59,282	87,642
Number of shares, ending balance		18,901	59,282
Number of RSUs, Correction of prior period RSUs outstanding	[1]		4,329
Number of RSUs, Granted			68,273
Number of RSUs, Vested	[2]	(39,281)	(86,566)
Number of RSUs, Forfeited		(1,100)	(14,396)
Share options [member]
Schedule of Weighted-Average Grant Date Fair Value of the Rsus Granted [Line Items]
Weighted average grant date fair value per share (in Dollars per share)		$ 6.63	$ 11.43
Weighted average grant date fair value per share (in Dollars per share)		9.5	$ 6.63
Weighted average Grant date fair value per share, Correction of prior period RSUs outstanding	[1]
Weighted average Grant date fair value per share, Granted (in Dollars per share)			$ 3.57
Weighted average Grant date fair value per share, Vested (in Dollars per share)	[2]	8.86	9.27
Weighted average Grant date fair value per share, Forfeited (in Dollars per share)		$ 9.37	$ 12.73
Revision of Prior Period, Adjustment [Member] | Restricted share units [member]
Schedule of Weighted-Average Grant Date Fair Value of the Rsus Granted [Line Items]
Number of shares, beginning balance		54,953
Number of shares, ending balance			54,953
Revision of Prior Period, Adjustment [Member] | Share options [member]
Schedule of Weighted-Average Grant Date Fair Value of the Rsus Granted [Line Items]
Weighted average grant date fair value per share (in Dollars per share)		$ 6.63
Weighted average grant date fair value per share (in Dollars per share)			$ 6.63

[1]	RSUs outstanding as at December 31, 2023 has been amended due to a prior period error.
[2]	No ordinary shares were issued in connection with the RSUs that vested during the six-month period ended June 30, 2024 and the year ended December 31, 2023.